SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, ¥ in Millions			12 Months Ended
	Jan. 08, 2025 USD ($) $ / shares shares	Dec. 20, 2024 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares	Oct. 12, 2024 USD ($)	Oct. 12, 2024 CNY (¥)	May 23, 2024	Apr. 12, 2024	Sep. 30, 2023 USD ($) $ / shares	Oct. 19, 2022 $ / shares
Subsequent Event [Line Items]
Long term loan | $			$ 1,178,279					$ 1,140,054
Interest rate percentage						4.00%	4.00%
Ordinary shares, par value | $ / shares			$ 0.001					$ 0.001	$ 0.001
IPO [Member]
Subsequent Event [Line Items]
Gross proceeds from issuance of ordinary shares | $			$ 5,380,488
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued and sold | shares	150,000
Share price per share | $ / shares	$ 4.00
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Number of shares issued | shares		1,375,000
Ordinary shares, par value | $ / shares		$ 0.001
Gross proceeds from issuance of ordinary shares | $	$ 6,100,000
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Number of shares issued | shares		206,250
Number of shares issued and sold | shares	150,000
Share price per share | $ / shares	$ 4.00
Gross proceeds from issuance of ordinary shares | $	$ 600,000
Bank of China Chengdu HiTech Industrial Development Zone Sub branch [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Long term loan				$ 271,142	¥ 1.9
Interest rate percentage				3.35%	3.35%